Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,657.20
Total Offset Amount	0.00
Net Fee	1,657.20
Narrative - Max Aggregate Offering Price	$ 12,000,000.00
Final Prospectus	true